Fair Value Measurement	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENT

NOTE 15 – FAIR VALUE MEASUREMENT

The Company’s financial assets measured at fair value on a recurring basis, consisted of the following types of instruments as of December 31, 2020, 2019 and 2018:

	December 31, 2020
(in thousands)	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	$5,673	$5,673	$-	$-
Short term deposits	30,034	30,034	-	-
Cash held with respect to CVR Agreement	1,171	1,171
Restricted cash	168	168	-	-
Total financial assets	$37,046	$37,046	$-	$-

	December 31, 2019
(in thousands)	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	$3,948	$3,948	$-	$-
Short term deposits	8,060	8,060	-	-
Cash held with respect to CVR Agreement	1,400	1,400
Restricted cash	176	176	-	-
Total financial assets	$13,584	$13,584	$-	$-

	December 31, 2018
(in thousands)	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	$9,736	$9,736	$-	$-
Short term deposits	40	40
Restricted cash	56	56	-	-
Total financial assets	$9,832	$9,832	$-	$-
Warrants	$192	$-	$-	$192
Total financial liabilities	$192	$-	$-	$192